Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31,
	2015	2014
Machinery and equipment	$241,125	$254,206
Buildings and leasehold improvements	15,833	16,399
Furniture and fixtures	3,089	3,612
	260,047	274,217
Less accumulated depreciation	(202,457)	(214,697)
	$57,590	$59,520

Depreciation expense was $28.0 million, $28.1 million, and $28.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.